Credit Facilities, Long-Term Debt and Lease Liabilities - Restricted Cash and Letters of Credit (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Letter of credit
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 782	$ 1,175
Exercised amount	0	0
Uncommitted demand letter facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	187
Committed
Disclosure of detailed information about borrowings [line items]
Facility size	2,590
Outstanding letters of credit	595
Committed | TransAlta syndicated credit facility
Disclosure of detailed information about borrowings [line items]
Facility size	1,950
Outstanding letters of credit	417
Committed | TransAlta bilateral credit facilities
Disclosure of detailed information about borrowings [line items]
Facility size	240
Outstanding letters of credit	178
Non-Committed
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	187
Non-Committed | TransAlta demand facilities
Disclosure of detailed information about borrowings [line items]
Facility size	400
Outstanding letters of credit	187
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17	17
TEC
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 52	$ 53